JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, MA 02116

July 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

     Re:     John Hancock Variable Insurance Trust (the “Trust”),

                on behalf of its series Global Trust (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Fund in connection with the reorganization of Global Equity Trust, a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on July 31, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call the undersigned at 617-663-2166.

Sincerely,
/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary of the Trust